Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan's Assets at Fair Value by Level Within Fair Value Hierarchy

The following tables set forth the Plan’s assets at fair value by level within the fair value hierarchy as of:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Prosperity Bancshares, Inc. Common Stock	$38,813,766	$—	$—	$38,813,766
Mutual Funds	79,774,967	—	—	79,774,967
Collective Investment Trusts	223,839,132	19,198,416	—	243,037,548
Money Market Account	15,054,224	—	—	15,054,224
TOTAL INVESTMENTS, at Fair Value	$357,482,089	$19,198,416	$—	$376,680,505

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Prosperity Bancshares, Inc. Common Stock	$40,006,459	$—	$—	$40,006,459
Mutual Funds	73,721,521	—	—	73,721,521
Collective Investment Trusts	206,979,884	13,288,422	—	220,268,306
Money Market Account	17,755,585	—	—	17,755,585
TOTAL INVESTMENTS, at Fair Value	$338,463,449	$13,288,422	$—	$351,751,871